Basis of Presentation	12 Months Ended
Dec. 27, 2014
Basis of Presentation [Abstract]
Basis of Presentation [Text Block]
Note 1: Basis of Presentation
We have a 52- or 53-week fiscal year that ends on the last Saturday in December. Fiscal years 2014, 2013, and 2012 were all 52-week years. The next 53-week year will end on December 31, 2016. Our consolidated financial statements include the accounts of Intel Corporation and our subsidiaries. We have eliminated intercompany accounts and transactions. We use the equity method to account for equity investments in instances in which we own common stock or similar interests and have the ability to exercise significant influence, but not control, over the investee. We have reclassified certain prior period amounts to conform to current period presentation.